Cost of Sales - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Cost Of Sales [Line Items]
Production costs	$ 1,167.0	$ 1,089.0	$ 914.0
Rehabilitation spend	7.3	7.1	4.8
Employment termination and restructuring costs	16.0	5.0	$ 1.0
Moab Khotsong
Disclosure Of Cost Of Sales [Line Items]
Production costs	78.6
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	$ 78.5
Employment termination and restructuring costs		$ 4.8